Equity	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Equity
29.	Equity

(a)	Equity as of December 31, 2021 and 2022 are as follows:

	2021		2022
Capital stock:
Common stock	~~W~~	2,608,176	2,608,176
Preferred stock		361,465	361,465

		2,969,641	2,969,641

Hybrid bond		3,334,531	4,196,968

Capital surplus:
Share premium		11,352,819	11,352,819
Others		742,224	742,224

		12,095,043	12,095,043

Capital adjustments		(664,429)	(582,859)

Accumulated other comprehensive income, net of tax:
Loss on financial assets at fair value through other comprehensive income		(614,872)	(3,053,865)
Gain (loss) on financial assets at fair value through profit or loss (Overlay approach)		141,821	(78,276)
Equity in other comprehensive income of associates		7,595	(8,126)
Foreign currency translation adjustments for foreign operations		(125,219)	(112,283)
Net loss from cash flow hedges		(26,471)	(96,965)
Other comprehensive loss of separate account		(22,850)	(136,057)
Remeasurement of net defined benefit liabilities (assets)		(343,124)	(91,993)
Changes in own credit risk on financial liabilities designated under fair value option		(1,816)	(5,155)

		(984,936)	(3,582,720)

Retained earnings (*1),(*2),(*3)		30,541,300	33,342,633
Non-controlling interest (*4),(*5)		2,247,272	2,691,716

	~~W~~	49,538,422	51,130,422

(*1)	As of December 31, 2021 and 2022, profits reserved by the Group as of Article 53 of the Financial Holding Companies Act amounted to ~~W~~ 2,432,039 million and ~~W~~ 2,573,435 million, respectively.
(*2)	As of December 31, 2021 and 2022, the regulatory reserves for loan losses the Group appropriated in retained earnings are ~~W~~ 15,552 million and ~~W~~ 18,524 million, respectively.
(*3)	As of December 31, 2022, profit dividends within retained earnings of subsidiaries of the Group restricted in accordance with laws, etc. are amounted to ~~W~~ 7,428,897 million.
(*4)
As of December 31, 2021 and 2022, the total amounts of hybrid bonds that Shinhan Bank, Jeju Bank, Shinhan Capital Co,.Ltd. and Shinhan Life Insurance Co., Ltd. have recognized as non-controlling
interests are
~~W~~
2,035,762 million and
~~W~~
2,537,569 million, respectively. And, for the years ended December 31, 2021 and 2022, the amounts of dividends paid for the hybrid bonds by Shinhan Bank, Jeju Bank, Shinhan Capital

Co,.Ltd. and Shinhan Life Insurance Co., Ltd. ~~W~~ 71,746 million and ~~W~~ 81,262 million, respectively, are allocated to profit attributed to non-controlling interest.
(*5)
During the year ended December 31, 2021,
non-controlling
interests decreased by
~~W~~
59,709 million due to the acquisition of the remaining shares by Shinhan Asset Management Co., Ltd. During the year ended December 31, 2022, non-controlling
interests decreased by
~~W~~
89,912 million due to the acquisition of remaining shares by Shinhan Asset Trust Co., Ltd., and non-controlling
interests increased by
~~W~~
19,454 million due to
paid-in
capital increase of Shinhan EZ General Insurance, Ltd.

(b)	Capital stock
Capital stock of the Group as of December 31, 2021 and 2021 are as follows:

Number of authorized shares		1,000,000,000
Par value per share in won	~~W~~	5,000
Number of issued common stocks as of December 31, 2021		516,599,554
Number of issued common stocks as of December 31, 2022		508,784,869
Number of issued preferred stocks as of December 31, 2021 and 2022		17,482,000
The details of changes in the number of common shares outstanding as of December 31, 2021 and 2022 are as follows:

	2021		2022

Beginning balance	~~W~~	515,894,758	516,593,202
Increase		700,870	—
Decrease		(2,426)	(7,814,685)
Ending balance	~~W~~	516,593,202	508,778,517

(c)	The details of preferred stock are as follows:

	The number of shares	Contracted dividend rate	Conversion request period(*)
Convertible preferred stock	17,482,000	4.0% per year based on issue price (non-cumulative participating)	2020.05.01~2023.04.30

(*)
Preferred stocks that have not been converted for 4 years from the issuance date and until the expiration date of the period of existence are automatically converted to common stocks at the expiration date of the period of existence.

(d)	Hybrid bonds
Hybrid bonds classified as other equity instruments as of December 31, 2021 and 2022 are as follows:

	Issue date	Maturity date	Interest rate (%)	2021		2022
KRW	June 25, 2015	June 25, 2045	4.38	~~W~~	199,455	199,455
	September 15, 2017	Perpetual bond	3.77		134,683	—
	September 15, 2017	Perpetual bond	4.25		89,783	89,783
	April 13, 2018	Perpetual bond	4.08		134,678	134,678
	April 13, 2018	Perpetual bond	4.56		14,955	14,955
	August 29, 2018	Perpetual bond	4.15		398,679	398,679
	June 28, 2019	Perpetual bond	3.27		199,476	199,476
	September 17, 2020	Perpetual bond	3.12		448,699	448,699
	March 16, 2021	Perpetual bond	2.94		429,009	429,009
	March 16, 2021	Perpetual bond	3.30		169,581	169,581
	January 25, 2022	Perpetual bond	3.90		—	560,438
	January 25, 2022	Perpetual bond	4.00		—	37,853
	August 26, 2022	Perpetual bond	4.93		—	343,026
	August 26, 2022	Perpetual bond	5.15		—	55,803

USD	August 13, 2018	Perpetual bond	5.88		559,526	559,526
	May 12, 2021	Perpetual bond	2.88		556,007	556,007

				~~W~~	3,334,531	4,196,968

(*)	For the year ended December 31, 2022, the deduction for capital related to hybrid bonds issued is ~~W~~ 2,880 million.
The hybrid bonds above can be repaid early after 5 or 10 years from the date of issuance, and the controlling company has an unconditional right to extend the maturity under the same condition.

(e)	Capital adjustments
Changes in capital adjustments for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Beginning balance	~~W~~	(687,935)	(664,429)
Acquisition of treasury stocks		(79)	(300,000)
Disposal and retirement of treasury stocks		23,589	300,000
The acquisition commitment amount for subsidiaries’ remaining shares		—	86,711
Repayments of hybrid bonds		—	(317)
Other transactions with owners		(4)	(4,824)

Ending balance	~~W~~	(664,429)	(582,859)

(f)	Accumulated other comprehensive income
Changes in accumulated other comprehensive income for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income (loss) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehen- sive income (loss) of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	146,829	161,919	4,875	(377,061)	(48,171)	18,423	(385,780)	(26)	79,982	(5,171)	(404,181)
Change due to fair value		(1,110,290)	(31,924)	6,517	—	—	(56,484)	—	(3)	21,408	(1,526)	(1,172,302)
Reclassification:
Change due to impairment or disposal		(114,399)	—	—	—	—	—	—	—	—	—	(114,399)
Effect of hedge accounting		—	—	—	—	(209,869)	—	—	—	—	—	(209,869)
Hedging		10,627	—	—	(74,525)	239,800	—	—	—	—	—	175,902
Effects from changes in foreign exchange rate		—	—	—	333,059	—	—	—	—	673	—	333,732
Remeasurements of the defined benefit plans		—	—	—	—	—	—	59,441	—	—	—	59,441
Deferred income taxes		334,391	11,826	(3,769)	(6,226)	(8,231)	15,211	(16,164)	1	(16,061)	(1,272)	309,706
Transfer to other account		—	—	—	—	—	—	—	—	29,421	6,153	35,574
Non-controlling interests		2,547	—	—	(466)	—	—	(621)	—	—	—	1,460

Ending balance	~~W~~	(730,295)	141,821	7,623	(125,219)	(26,471)	(22,850)	(343,124)	(28)	115,423	(1,816)	(984,936)

	2022
	Items that are or may be reclassified to profit or loss							Items that will never be reclassified to profit or loss				Total
	Gain (loss) on securities at fair value through other comprehensive income		Gain (loss) on valuation of financial asset measured at FVTPL (overlay approach)	Equity in other comprehensive income (loss) of associates	Foreign currency translation adjustments for foreign operations	Net gain (loss) from cash flow hedges	Other comprehen- sive income (loss) of separate account	Remeasure -ments of the defined benefit plans	Equity in other comprehensive income (expense) of associates	Gain (loss) on securities at fair value through other comprehensive income	Gain (loss) on financial Liabilities measured at FVTPL attributable to changes in credit risk
Beginning balance	~~W~~	(730,295)	141,821	7,623	(125,219)	(26,471)	(22,850)	(343,124)	(28)	115,423	(1,816)	(984,936)
Change due to fair value		(3,340,230)	(299,934)	(16,914)	—	—	(153,594)	—	9	19,610	(5,919)	(3,796,972)
Reclassification:
Change due to impairment or disposal		(37,142)	—	(7,333)	—	—	—	—	—	—	—	(44,475)
Effect of hedge accounting		—	—	—	—	(190,372)	—	—	—	—	—	(190,372)
Hedging		63,480	—	—	(25,793)	90,328	—	—	—	—	—	128,015
Effects from changes in foreign exchange rate		—	—	—	40,679	—	—	—	—	(823)	—	39,856
Remeasurements of the defined benefit plans		—	—	—	—	—	—	348,248	—	—	—	348,248
Deferred income taxes (*)		866,180	79,837	8,489	(154)	29,550	40,387	(96,257)	(14)	(11,520)	1,170	917,668
Transfer to other account		—	—	—	—	—	—	—	42	(2,134)	1,410	(682)
Non-controlling interests		3,586	—	—	(1,796)	—	—	(860)	—	—	—	930

Ending balance	~~W~~	(3,174,421)	(78,276)	(8,135)	(112,283)	(96,965)	(136,057)	(91,993)	9	120,556	(5,155)	(3,582,720)

(*)	The effect of the tax rate change due to the revision of the tax law at the end of 2022 was reflected.

(g)	Appropriation of retained earnings
The appropriation of retained earnings for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Date of appropriation:	March 24, 2022		March 23, 2023

Unappropriated retained earnings:
Balance at beginning of year	~~W~~	5,355,358	5,461,771
Retirement of treasury stock		—	(300,661)
Dividend to hybrid bonds		(116,388)	(156,277)
Interim dividends		(299,082)	(637,598)
Net income		1,413,956	1,249,251

		6,353,844	5,616,486
Appropriation of retained earnings:
Legal reserve		(141,396)	(124,925)
Dividends
Dividends on common stocks paid		(723,230)	(440,093)
Dividends on preferred stocks paid		(24,475)	(15,122)
Regulatory reserve for loan losses		(2,972)	(2,554)
Loss on repayments of hybrid bonds		—	(317)

		(892,073)	(583,011)

Unappropriated retained earnings to be carried over to subsequent year	~~W~~	5,461,771	5,033,475

(*)	These statements of appropriation of retained earnings are based on the separate financial statements of Shinhan Finance Group.

(h)	Regulatory reserve for loan losses
In accordance with Regulations for the Supervision of Financial Institutions, the Group reserves the difference between allowance for credit losses by IFRS and that as required by the Regulations at the account of regulatory reserve for loan losses in retained earnings.
i) Changes in regulatory reserve for loan losses including
non-controlling
interests as of December 31, 2021 and 2022 are as follows:

	2021		2022
Beginning balance	~~W~~	3,329,899	3,699,315
Planned regulatory provision (reversal) of loan losses		369,416	(37,228)

Ending balance	~~W~~	3,699,315	3,662,087

ii) Profit attributable to equity holders of Shinhan Financial Group and earnings per share after factoring in regulatory reserve for loan losses for the years ended December 31, 2021 and 2022 are as follows:

	2021		2022
Profit attributable to equity holders of Shinhan Financial Group	~~W~~	4,019,254	4,642,292
Provision for regulatory reserve for loan losses		(364,882)	37,614

Profit attributable to equity holders of Shinhan Financial Group adjusted for regulatory reserve	~~W~~	3,654,372	4,679,906

Basic and diluted earnings per share adjusted for regulatory reserve in won (*)		6,625	8,525

(*)	Dividends for hybrid bonds are deducted.

(i)	Treasury stock
The acquisitions of treasury stock for the years ended December 31, 2021 and 2022 are as follows:

	2021			2022 (*)
	The number of share	Carrying value		The number of share	Carrying value

Beginning balance	704,796	~~W~~	28,215	6,352	~~W~~	227
Acquisition	2,426		79	7,814,685		300,000
Disposal	(700,870)		(28,067)	—		—
Retirement	—		—	(7,814,685)		(300,000)

Ending balance	6,352	~~W~~	227	6,352	~~W~~	227

(*)
The controlling company has acquired treasury stocks for retirement for the years ended December 31, 2022 and completed retirement of treasury stocks by retained earnings on April 25 (3,665,423 shares) and November 23, 2022 (4,149,262 shares).